Operating expenses - Disclosure of Selling, General And Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (7,792)	€ (9,638)	€ (6,482)
Payroll costs (including share-based payments)	(9,688)	(9,379)	(7,789)
Depreciation, amortization and provision expenses	(378)	(417)	(340)
Total SG&A expenses	€ (17,857)	€ (19,434)	€ (14,611)